ENTITY-WIDE DISCLOSURES - Analysis of Non-Current Assets other than Financial Instruments and Deferred Tax Assets by Geographic Location (Details) - EUR (€) € in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Entity Location [Line Items]
Property, plant and equipment	€ 1,069,652	€ 850,550	€ 710,260
Goodwill	785,182	785,182
Intangible assets	837,938	645,797	€ 440,456
Italy
Entity Location [Line Items]
Property, plant and equipment	1,043,821	844,218
Goodwill	785,182	785,182
Intangible assets	837,682	644,689
Rest of EMEA
Entity Location [Line Items]
Property, plant and equipment	6,309	2,251
Goodwill	0	0
Intangible assets	0	0
Americas
Entity Location [Line Items]
Property, plant and equipment	14,803	3,327
Goodwill	0	0
Intangible assets	0	850
China, Hong Kong and Taiwan (on a combined basis)
Entity Location [Line Items]
Property, plant and equipment	1,574	351
Goodwill	0	0
Intangible assets	0	0
Rest of APAC
Entity Location [Line Items]
Property, plant and equipment	3,145	403
Goodwill	0	0
Intangible assets	€ 256	€ 258